Financial Instruments - Credit risk exposure (Details) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financial Instruments
Cash and restricted cash	$ 63,552	$ 78,274	$ 67,760	$ 74,870
Credit risk
Financial Instruments
Cash and restricted cash	63,727
Debt securities measured at FVTOCI	11,019
Receivables	44,273
Amounts recognized in the consolidated statement of financial position	119,019
Guarantees	0
Maximum credit risk exposure	$ 119,019